Income Taxes - Other information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Income Taxes
Provision for the income taxes on undistributed earnings of a foreign subsidiary	¥ 0
Uncertain tax benefit recognized	0
Uncertain tax positions anticipated to significantly increase or decrease within 12 months	0	¥ 0	¥ 0
Interest or penalties associated with any uncertain tax benefits	0	¥ 0	¥ 0
Singapore
Income Taxes
Income tax benefit related to net operating loss	¥ 0